INVESTMENTS (AVAILABLE-FOR-SALE SECURITIES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 1,109	$ 906
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in one year or less, Amortized Cost	20
Due in years two through five, Amortized Cost	179
Due in years six through ten, Amortized Cost	845
Due after ten years, Amortized Cost	22
Subtotal	1,066
Debt Maturities, Amortized Cost Basis	1,099
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less, Fair Value	20
Due in years two through five, Fair Value	187
Due in years six through ten, Fair Value	847
Due after ten years, Fair Value	22
Subtotal	1,076
Available For Sale Securities, Debt Maturities, Fair Value	1,109
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales	49	19	$ 39
Gross gains on sales	1	0	1
Gross losses on sales	0	0	1
Total other-than-temporary impairment losses	(3)	(1)	(10)
Portion of loss recognized in other comprehensive income (loss)	0	0	0
Credit losses recognized in earnings (loss)	(3)	(1)	(10)
Fixed Maturities - Credit Loss Impairments
Balance at January 1,	(42)	(51)
Previously recognized impairments on securities that matured, paid, prepaid or sold	13	10
Recognized impairments on securities impaired to fair value this period	0	0
Impairments recognized this period on securities not previously impaired	(3)	0
Additional impairments this period on securities previously impaired	0	(1)
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Balances at December 31,	(32)	(42)	$ (51)
Public Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	819	631
Gross Unrealized Gains	16	16
Gross Unrealized Losses	8	10
Fair Value	827	637
Private Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	205	183
Gross Unrealized Gains	5	4
Gross Unrealized Losses	2	2
Fair Value	208	185
US Treasury Government And Agency
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	36	29
Gross Unrealized Losses	1
Fair Value	35	29
State and Political Sub-divisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6	6
Gross Unrealized Gains	0	1
Fair Value	6	7
Commercial Mortgage-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	24	32
Gross Unrealized Gains	7	6
Gross Unrealized Losses	7	7
Fair Value	24	31
OTTI in AOCI	1	1
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
AFS without a single maturity date, amortized cost	24
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
AFS without a single maturity date, Fair Value	24
Redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9	17
Gross Unrealized Gains		0
Gross Unrealized Losses	0	0
Fair Value	9	17
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
AFS without a single maturity date, amortized cost	9
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
AFS without a single maturity date, Fair Value	9
Fixed Maturities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,099	898
Gross Unrealized Gains	28	27
Gross Unrealized Losses	18	19
Fair Value	1,109	906
OTTI in AOCI	$ 1	$ 1